Dividends - Summary of Detail Information of Dividends (Detail) - JPY (¥) ¥ / shares in Units, ¥ in Millions	9 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Statement [Line Items]
Total amount of dividends (yen in millions)	¥ 661,372	¥ 673,517
May 8, 2019 [member]
Statement [Line Items]
Total amount of dividends (yen in millions)		¥ 339,893
Dividend per share (yen)		¥ 120.00
Record date		Mar. 31, 2019
Effective date		May 24, 2019
November 7, 2019 [member]
Statement [Line Items]
Total amount of dividends (yen in millions)		¥ 278,908
Dividend per share (yen)		¥ 100.00
Record date		Sep. 30, 2019
Effective date		Nov. 27, 2019
May 12, 2020 [member]
Statement [Line Items]
Total amount of dividends (yen in millions)	¥ 331,938
Dividend per share (yen)	¥ 120.00
Record date	Mar. 31, 2020
Effective date	May 28, 2020
November 6, 2020 [member]
Statement [Line Items]
Total amount of dividends (yen in millions)	¥ 293,576
Dividend per share (yen)	¥ 105.00
Record date	Sep. 30, 2020
Effective date	Nov. 27, 2020